Other non-financial liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Entity [Table]
Compensation-related liabilities	$ 5,421	$ 4,818	$ 7,257
of which: net defined benefit liability	480	576	633
Deferred tax liabilities	207	174	300
Current tax liabilities	973	947	1,398
VAT and other tax payables	643	772	590
Deferred Income	245	260	240
Liabilities of disposal group held for sale	1,351	1,289	1,298
Other	70	61	68
Total other non-financial liabilities	$ 8,910	$ 8,322	$ 11,151